Employee Retirement Plans Projected Benefit Obligation (Details) (USD $)			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 25, 2010 Pension Plans, Defined Benefit [Member]	Dec. 26, 2009 Canada Defined Benefit Plans [Member]	Dec. 31, 2011 Canada Defined Benefit Plans [Member]	Dec. 25, 2010 Canada Defined Benefit Plans [Member]	Dec. 26, 2009 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 25, 2010 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 26, 2009 U K Defined Benefit Plans [Member]	Dec. 31, 2011 U K Defined Benefit Plans [Member]	Dec. 25, 2010 U K Defined Benefit Plans [Member]	Dec. 26, 2009 MCI	Dec. 31, 2011 MCI	Dec. 25, 2010 MCI	Dec. 31, 2011 Underfunded	Dec. 25, 2010 Underfunded	Dec. 31, 2011 Underfunded Canada Defined Benefit Plans [Member]	Dec. 25, 2010 Underfunded Canada Defined Benefit Plans [Member]	Dec. 31, 2011 Underfunded United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 25, 2010 Underfunded United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Underfunded U K Defined Benefit Plans [Member]	Dec. 25, 2010 Underfunded U K Defined Benefit Plans [Member]	Dec. 31, 2011 Underfunded MCI	Dec. 31, 2011 Overfunded	Dec. 25, 2010 Overfunded	Dec. 31, 2011 Overfunded Canada Defined Benefit Plans [Member]	Dec. 25, 2010 Overfunded Canada Defined Benefit Plans [Member]
Change in projected benefit obligation
Projected postretirement benefit obligation at beginning of year																		$ 2,786,100,000	$ 3,065,300,000	$ 777,400,000	$ 904,500,000	$ 7,800,000	$ 7,400,000	$ 2,000,900,000	$ 2,153,400,000	$ 0	$ 3,371,000,000	$ 3,408,800,000	$ 584,900,000	$ 343,500,000
Changes in current year (Underfunded)/Overfunded position																		235,600,000	(209,700,000)	235,600,000	(209,700,000)	0	0	0	0	0	0	0	(235,600,000)	209,700,000
Service cost, net of expected employee contributions																		14,700,000	9,800,000	14,700,000	9,800,000	0	0	0	0	0	17,300,000	15,600,000	2,600,000	5,800,000
Interest cost																		162,900,000	157,200,000	54,800,000	40,700,000	0	400,000	108,100,000	116,100,000	0	180,500,000	188,200,000	17,600,000	31,000,000
Actual employee contributions																		1,500,000	1,900,000	1,500,000	1,900,000	0	0	0	0	0	1,500,000	1,900,000	0	0
Special termination benefits			5,300,000			5,300,000			0			0			0				0		0		0		0			1,800,000		1,800,000
Actuarial loss (gain)																		218,900,000	(51,400,000)	98,800,000	42,800,000	0	0	118,600,000	(94,200,000)	1,500,000	243,300,000	(39,800,000)	24,400,000	11,600,000
Benefits paid																		(161,400,000)	(146,600,000)	(62,300,000)	(42,500,000)	0	0	(99,100,000)	(104,100,000)	0	(191,800,000)	(188,100,000)	(30,400,000)	(41,500,000)
Defined Benefit Plan Adjustments Due To Change In Historical Accounting																		(5,800,000)		0		(7,800,000)		0		2,000,000	(5,800,000)		0
Foreign currency exchange rate change																		(7,200,000)	(40,400,000)	(16,400,000)	29,900,000	0	0	8,900,000	(70,300,000)	300,000	(12,100,000)	(17,400,000)	(4,900,000)	23,000,000
Projected postretirment benefit obligation at end of year																		3,245,300,000	2,786,100,000	1,104,100,000	777,400,000	0	7,800,000	2,137,400,000	2,000,900,000	3,800,000	3,603,900,000	3,371,000,000	358,600,000	584,900,000
Actuarial present value of accumulated benefit obligaion																		3,243,600,000	2,785,400,000	1,103,000,000	776,700,000	0	7,800,000	2,137,500,000	2,000,900,000	3,100,000	3,601,300,000	3,368,500,000	357,700,000	583,100,000
Change in plan assets:
Prior year fair value of assets	3,141,500,000	3,120,800,000																2,464,000,000	2,394,200,000	642,900,000	748,600,000	0	0	1,821,100,000	1,645,600,000	0	3,120,800,000	2,782,700,000	656,800,000	388,500,000
Changes in current year (Underfunded)/Overfunded position																		242,000,000	(205,300,000)	242,000,000	(205,300,000)	0	0	0	0	0	0	0	(242,000,000)	205,300,000
Actual return on plan assets																		156,900,000	197,100,000	45,000,000	56,900,000	0	0	111,900,000	140,200,000	0	207,100,000	250,900,000	50,200,000	53,800,000
Employer contributions																		9,000,000	259,000,000	9,000,000	60,100,000	0	0	0	198,900,000	0	13,300,000	284,400,000	4,300,000	25,400,000
Actual employee contributions																		1,500,000	1,900,000	1,500,000	1,900,000	0	0	0	0	0	1,500,000	1,900,000	0	0
Benefits and plan expenses paid																		(167,800,000)	(149,700,000)	(62,300,000)	(42,500,000)	0	0	(105,500,000)	(107,200,000)	0	(198,200,000)	(191,200,000)	(30,400,000)	(41,500,000)
Foreign currency exchange rate change																		500,000	(33,200,000)	(11,000,000)	23,200,000	0	0	11,500,000	(56,400,000)	0	(5,600,000)	(7,900,000)	(6,100,000)	25,300,000
Fair value of assets at end of year	3,141,500,000	3,120,800,000																2,706,100,000	2,464,000,000	867,100,000	642,900,000	0	0	1,839,000,000	1,821,100,000	0	3,138,900,000	3,120,800,000	432,800,000	656,800,000
Funded status:
Projected benefit obligation at end of year																		(3,245,300,000)	(2,786,100,000)	(1,104,100,000)	(777,400,000)	0	(7,800,000)	(2,137,400,000)	(2,000,900,000)	(3,800,000)	(3,603,900,000)	(3,371,000,000)	(358,600,000)	(584,900,000)
Fair value of plan assets at end of year	3,141,500,000	3,120,800,000																2,706,100,000	2,464,000,000	867,100,000	642,900,000	0	0	1,839,000,000	1,821,100,000	0	3,138,900,000	3,120,800,000	432,800,000	656,800,000
Funded status - (Underfunded)/Overfunded																		(539,200,000)	(322,100,000)	(237,000,000)	(134,500,000)	0	(7,800,000)	(298,400,000)	(179,800,000)	(3,800,000)	(465,000,000)	(250,200,000)	74,200,000	71,900,000
Less: noncontrolling interest																		0	0	0	0	0	0	0	0	0	0	0	0	0
Funded status after noncontrolling interests - (Underfunded)/Overfunded																		(539,200,000)	(322,100,000)	(237,000,000)	(134,500,000)	0	(7,800,000)	(298,400,000)	(179,800,000)	(3,800,000)	(465,000,000)	(250,200,000)	74,200,000	71,900,000
Amounts recognized in the Consolidated Balance Sheet [Abstract]
Other assets																		0	0	0	0	0	0	0	0	0	74,200,000	71,900,000	74,200,000	71,900,000
Accrued expenses and other liabilities																		(2,400,000)	(1,600,000)	(1,900,000)	(1,600,000)	0	0	0	0	(500,000)	(2,400,000)	(1,600,000)	0	0
Pension and postretirement benefits	697,500,000	458,600,000																(536,800,000)	(320,500,000)	(235,100,000)	(132,900,000)	0	(7,800,000)	(298,400,000)	(179,800,000)	(3,300,000)	(536,800,000)	(320,500,000)	0	0
Net amounts recognized																		(539,200,000)	(322,100,000)	(237,000,000)	(134,500,000)	0	(7,800,000)	(298,400,000)	(179,800,000)	(3,800,000)	(465,000,000)	(250,200,000)	74,200,000	71,900,000
Amounts in Accumulated Other Comprehensive Loss (Income) not yet recognized as components of net periodic pension cost or (benefit), pre-tax:
Net actuarial (gain) loss																		1,028,700,000	758,400,000	295,900,000	149,200,000	0	400,000	731,200,000	608,800,000	1,600,000	999,300,000	782,300,000	(29,400,000)	23,900,000
Net prior service cost																		3,700,000	500,000	3,700,000	700,000	0	(200,000)	0	0	0	3,700,000	4,000,000	0	3,500,000
Total not yet recognized			$ 916,500,000	$ 1,003,000,000	$ 786,300,000	$ 175,400,000	$ 270,200,000	$ 177,300,000	$ 200,000	$ 0	$ 200,000	$ 740,900,000	$ 731,200,000	$ 608,800,000	$ 0	$ 1,600,000	$ 0	$ 1,032,400,000	$ 758,900,000	$ 299,600,000	$ 149,900,000	$ 0	$ 200,000	$ 731,200,000	$ 608,800,000	$ 1,600,000	$ 1,003,000,000	$ 786,300,000	$ (29,400,000)	$ 27,400,000